Property, Plant and Equipment	12 Months Ended
Jan. 31, 2026
Text block [abstract]
Property, Plant and Equipment
10.	PROPERTY, PLANT AND EQUIPMENT
The Company’s property, plant and equipment were as follows, as at:

	January 31, 2026			January 31, 2025
	Cost	Accumulated depreciation	Carrying amount	Cost	Accumulated depreciation	Carrying amount
Tooling	$1,527.0	$1,098.7	$428.3	$1,371.8	$892.4	$479.4
Equipment	1,687.5	1,038.7	648.8	1,536.2	815.6	720.6
Building	913.2	328.8	584.4	861.5	277.1	584.4
Land	155.3	—	155.3	154.4	—	154.4
Total	$4,283.0	$2,466.2	$1,816.8	$3,923.9	$1,985.1	$1,938.8
As at January 31, 2026 and 2025, assets under development amounted to $
98.2
million and $176.8 million respectively and were included in the cost of property, plant and equipment.
The following table explains the changes in property, plant and equipment during the year ended January 31, 2026:

	Carrying amount as at January 31, 2025	Additions [a]	Disposals	Depreciation [b]	Impairment [c]	Effect of foreign currency exchange rate changes	Carrying amount as at January 31, 2026

Tooling	$479.4	$121.8	$—	$(150.1)	$(34.5)	$11.7	$428.3
Equipment	720.6	122.7	(0.5)	(162.5)	(47.9)	16.4	648.8
Building	584.4	48.1	(0.2)	(40.2)	(12.0)	4.3	584.4
Land	154.4	0.6	—	—	—	0.3	155.3
Total	$1,938.8	$293.2	$(0.7)	$(352.8)	$(94.4)	$32.7	$1,816.8
[a]
Government assistance of $2.6 million has been recorded against the additions.
[b]
An amount of $277.8 million included in cost of sales.
[c]
Impairment charges are related to electric vehicles (“EV”) assets (Note 25) and other assets from discontinued operations (Note 32).
The following table explains the changes in property, plant and equipment during the year ended January 31, 2025:

	Carrying amount as at January 31, 2024	Additions [a]	Disposals	Depreciation [b]	Impairment [c]	Assets held for sale (Note 32)	Effect of foreign currency exchange rate changes	Carrying amount as at January 31, 2025
Tooling	$459.6	$188.5	$(0.4)	$(135.4)	$(39.6)	$(0.8)	$7.5	$479.4
Equipment	735.7	153.2	(0.6)	(156.3)	(18.2)	(6.0)	12.8	720.6
Building	613.2	53.9	(0.1)	(41.5)	(6.4)	(44.6)	9.9	584.4
Land	195.8	0.6	—	—	—	(47.1)	5.1	154.4
Total	$2,004.3	$396.2	$(1.1)	$(333.2)	$(64.2)	$(98.5)	$35.3	$1,938.8
[a]
Government assistance of $0.4 million has been recorded against the additions.
[b]
An amount of $258.7 million is included in cost of sales.
[c]
Impairment charges are related to unutilized assets (Note 25) and Marine businesses assets held for sale (Note 32).